Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
(7)	Income Taxes

The components of the income taxes are as follows (in thousands):

	Year Ended December 31,
	2016	2015
Current:
Federal	$1,031	828
State	180	23

Total current	1,211	851

Deferred:
Federal	1	(25)
State	5	18

Total deferred	6	(7)

Total income taxes	$1,217	844

The reasons for the difference between the statutory Federal income tax rate of 34% and the effective tax rates are summarized as follows (dollars in thousands):

	Year Ended December 31,
	2016		2015
	Amount	% of Pretax Earnings	Amount	% of Pretax Earnings
Income taxes at statutory rate	$1,169	34.0%	$866	34.0%
Increase (decrease) resulting from:
State taxes, net of Federal tax benefit	122	3.5	27	1.1
Tax-exempt income	(82)	(2.4)	(43)	(1.7)
Other nondeductible expenses	8	0.3	(6)	(0.3)

	$1,217	35.4%	$844	33.1%

Tax effects of temporary differences that give rise to the deferred tax assets and liabilities are as follows (in thousands):

	At December 31,
	2016	2015
Deferred tax assets:
Allowance for loan losses	$1,008	848
Organizational and start-up costs	87	101
Stock-based compensation	18	18
Unrealized losses on securities available for sale	137	0
Other	16	9

Deferred tax assets	1,266	976

Deferred tax liabilities:
Accrual to cash conversion	(69)	(89)
Deferred loan costs	(392)	(293)
Premises and equipment	(272)	(192)
Unrealized gains on securities available for sale	0	(34)

Deferred tax liabilities	(733)	(608)

Net deferred tax asset	$533	368

The Company files consolidated income tax returns in the U.S. federal jurisdiction and the State of Florida. The Company is no longer subject to U.S. federal, or state and local income tax examinations by taxing authorities for years before 2013.